RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10 – RELATED PARTY TRANSACTIONS

Since inception, Propanc Health Group Corporation has conducted transactions with directors and director related entities. These transactions included the following:

As of June 30, 2016 and June 30, 2015, the Company owed a current and former director a total of $54,767 and $79,416 respectively, for money loaned to the Company throughout the years. The loan balance owed at June 30, 2016 was not interest bearing (See Note 5).

As of June 30, 2016 and June 30 2015, the Company owed its two current directors a total of $33,943 and $35,108, respectively, related to expenses paid on behalf of the Company related to corporate startup costs and intellectual property (See Note 5).

On February 4, 2015, the Company entered into a Debt Settlement Agreement with each of our directors whereby the Company issued 33,259,350 and 17,654,470 shares of common stock as settlement of approximately $41,000 of the balance due to these directors. The Company valued the common stock at a price of $0.0025 per share based on the last private placement purchase price per share for a total value of $127,284 that resulted in the Company recording a loss of $86,455 as a result of these settlements.

Effective May 5, 2016, we entered into an agreement for the lease of our principal executive offices with North Horizon Pty Ltd., of which Mr. Nathanielsz and his wife are owners and directors. The lease has a five year term and provides for annual rental payments of $39,600 AUD, which includes $3,600 of goods and service tax for total payments of $198,000 AUD during the term of the lease.

Mr. Nathanielsz’s wife, Sylvia Nathanielsz, is and has been an employee of ours since October 2015. Mrs. Nathanielsz receives an annual salary of $54,615 and is entitled to customary benefits. From July 2015 until October 2015, Mrs. Nathanielsz was an independent contractor serving us and was paid approximately $13,632 for her services.

According to a February 25, 2016 board resolution, James Nathanielsz shall be paid an amount to be determined by the board, on a monthly basis for the purpose of acquiring and maintaining an automobile. The payments did not begin until subsequent to year end.

As per unanimous written consent of the Board of Directors, on April 14, 2016, James Nathanielsz was granted a $200,000 bonus for accomplishments obtained while operating as the chief executive officer.

During fiscal year ending June 30, 2016 the Company paid $859,767 and $14,093 to two vendors who are associated with two of the Companies scientific advisors.

During the fiscal year ending June 30, 2016 the Company paid $82,182 to a vendor who is associated with the Company’s chief medical officer.